                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2009

                              USAA CALIFORNIA BOND FUND

[LOGO OF USAA]
 USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CALIFORNIA BOND FUND
DECEMBER 31, 2009

(Form N-Q)

48462 -0210          2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2009 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.  The enhancements do not guarantee the market values of the securities.

 (INS)

Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.  Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

 (LIQ)
Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

 (LOC)
Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

 (NBGA)

Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following:  California Health Insurance Construction Loan Insurance Program or California State General Obligation.

1 | USAA California Bond Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    CCD
Community College District

 ETM
Escrowed to final maturity

 PRE
Prerefunded to a date prior to maturity

 USD
Unified School District

                                                                                              Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA California Bond Fund
December 31, 2009 (unaudited)

Principal Amount (000)
Security
Coupon Rate
Final Maturity
Market Value (000)

FIXED-RATE INSTRUMENTS (98.7%)

California (98.7%)

 $
4,500
Antelope Valley Healthcare District (INS)
5.20
%
1/01/2027
$
4,276

16,600
Association of Bay Area Governments (INS)
6.20

11/01/2029
15,037

17,520
Association of Bay Area Governments (INS)
4.75

3/01/2036
14,788

6,100
Baldwin Park USD (INS)
5.00
(a)
8/01/2031
1,399

6,375
Baldwin Park USD (INS)
5.01
(a)
8/01/2032
1,358

5,265
Carlsbad USD (INS)
5.00

10/01/2034
5,242

3,000
Central USD (INS)
5.50

8/01/2029
3,265

14,595
Chabot-Las Positas CCD (INS)
5.06
(a)
8/01/2034
2,776

10,000
Chabot-Las Positas CCD (INS)
5.07
(a)
8/01/2035
1,771

5,000
Chula Vista
5.88

1/01/2034
5,487

12,605
Coast CCD (INS)
5.48
(a)
8/01/2034
2,521

5,000
Coronado Community Dev. Agency (INS) (PRE)
5.60

9/01/2030
5,278

1,860
Educational Facilities Auth. (INS)
5.75

11/01/2030
1,868

4,140
Educational Facilities Auth. (INS) (PRE)
5.75

11/01/2030
4,329

6,000
Educational Facilities Auth.
5.38

4/01/2034
5,868

2,755
Escondido (INS)
5.75

9/01/2030
2,826

3,190
Escondido (INS) (PRE)
5.75

9/01/2030
3,338

1,500
Fresno (INS)
5.50

7/01/2030
1,511

18,000
Golden State Tobacco Securitization, 4.55%, 6/01/2010 (INS)
4.57
(b)
6/01/2022
16,282

17,000
Golden State Tobacco Securitization
5.00

6/01/2033
12,937

10,000
Golden State Tobacco Securitization (INS)
5.00

6/01/2035
8,786

1,000
Health Facilities Financing Auth. (NBGA)
5.50

1/01/2019
1,000

2,200
Health Facilities Financing Auth. (NBGA)
5.00

11/01/2024
2,085

2,000
Health Facilities Financing Auth. (NBGA)
5.00

11/01/2029
1,848

2,000
Health Facilities Financing Auth.
6.50

10/01/2033
2,262

16,510
Health Facilities Financing Auth.
5.00

11/15/2034
15,504

11,230
Health Facilities Financing Auth. (NBGA)
5.00

7/01/2036
9,789

6,000
Health Facilities Financing Auth.
5.25

4/01/2039
5,674

17,085
Health Facilities Financing Auth.
5.25

11/15/2046
16,171

3,000
Housing Finance Agency (INS)
6.05

8/01/2027
3,003

9,310
Indio Redevelopment Agency
5.25

8/15/2031
8,748

2,630
Indio Redevelopment Agency
5.25

8/15/2035
2,377

1,000
Infrastructure and Economic Dev. Bank
5.63

7/01/2020
1,008

1,250
Infrastructure and Economic Dev. Bank
5.75

7/01/2030
1,256

6,000
Inland Empire Tobacco Securitization Auth., 5.75%, 12/01/2011
5.75
(b)
6/01/2026
4,322

5,000
Irvine USD Financing Auth. (INS)
5.00

9/01/2038
4,259

3,875
Long Beach Bond Finance Auth.
5.00

11/15/2035
3,453

10,700
Los Angeles Department of Water and Power
5.00

7/01/2030
10,964

10,000
Los Angeles Municipal Improvement Corp. (INS)
4.75

8/01/2032
9,305

1,000
Los Banos Redevelopment Agency (INS)
5.00

9/01/2036
810

10,000
Madera Redevelopment Agency
5.38

9/01/2038
9,834

7,070
Marina Coast Water District (INS)
5.00

6/01/2037
6,804

6,000
Modesto Irrigation District
5.75

10/01/2034
6,343

7,500
Monterey Peninsula CCD (INS)
5.11
(a)
8/01/2029
2,236

1,405
Municipal Finance Auth. (INS)
5.00

6/01/2031
1,229

1,000
Municipal Finance Auth. (INS)
5.00

6/01/2036
847

5,000
Norwalk Redevelopment Agency (INS)
5.00

10/01/2030
4,560

3,500
Norwalk Redevelopment Agency (INS)
5.00

10/01/2035
3,048

3 | USAA California Bond Fund

Principal Amount (000)
Security
Coupon Rate
Final Maturity
Market Value (000)

 $
7,500
Norwalk-La Mirada USD (INS)
5.00
% (a)
8/01/2030
$
1,994

6,205
Oakdale Irrigation District
5.50

8/01/2034
6,453

15,200
Oakland USD (INS) (PRE)
5.50

8/01/2024
15,665

5,500
Palomar Pomerado Health (INS)
4.89
(a)
8/01/2026
1,953

970
Poway Redevelopment Agency (INS)
5.75

6/15/2033
970

4,030
Poway Redevelopment Agency (INS) (PRE)
5.75

6/15/2033
4,321

2,400
Public Works Board
5.25

6/01/2024
2,352

2,500
Public Works Board
5.25

6/01/2025
2,428

6,500
Public Works Board
5.00

11/01/2029
6,552

7,900
Public Works Board
5.25

6/01/2030
7,384

6,875
Public Works Board
5.00

4/01/2031
6,146

5,470
Public Works Board
5.00

4/01/2031
4,890

5,705
Public Works Board
5.00

4/01/2031
5,100

6,775
Regents of Univ. of California (INS)
4.75

5/15/2030
6,872

5,000
Regents of Univ. of California (INS)
4.75

5/15/2031
5,052

10,000
Riverside County Public Financing Auth. (INS)
4.75

10/01/2035
8,190

7,030
Sacramento City Financing Auth. (INS)
5.00

12/01/2036
6,681

20,225
Sacramento County Sanitation District Finance Auth. (INS) (PRE)
5.63

12/01/2030
21,417

10,990
Sacramento Municipal Utility District Financing Auth. (INS)
4.75

7/01/2025
10,446

12,805
San Bernardino County Redevelopment Agency (INS)
5.00

9/01/2030
11,900

11,340
San Bernardino County Redevelopment Agency (INS)
5.00

9/01/2035
10,191

1,110
San Diego County
5.00

9/01/2023
1,017

3,190
San Francisco City and County Airport (INS) (PRE)
5.63

5/01/2025
3,279

3,500
San Francisco City and County Airport
5.25

5/01/2026
3,646

5,000
San Francisco City and County Redevelopment Financing Auth. (INS)
4.88

8/01/2036
4,170

3,945
San Jose
4.95

4/01/2012
4,032

4,000
San Jose Redevelopment Agency (INS)
4.45

8/01/2032
3,254

14,000
Santa Ana USD (INS) (PRE)
5.70

8/01/2029
14,580

3,500
Santa Barbara Financing Auth.
5.00

7/01/2029
3,604

9,000
Santa Barbara Financing Auth.
5.00

7/01/2039
9,000

1,750
Sierra View Local Health Care District
5.25

7/01/2037
1,583

9,645
Solano CCD (INS)
4.96
(a)
8/01/2028
2,914

9,735
Solano CCD (INS)
5.00
(a)
8/01/2030
2,502

10,000
South Orange County Public Financing Auth. (INS)
5.00

8/15/2032
9,116

6,000
State
4.50

8/01/2030
5,160

5,000
State
5.75

4/01/2031
5,064

5,000
State
4.50

10/01/2036
4,116

10,000
State (NBGA)
4.50

12/01/2037
8,189

7,500
Statewide Communities Dev. Auth.
5.00

6/15/2013
7,987

5,000
Statewide Communities Dev. Auth. (INS)
5.50

8/01/2022
5,009

2,225
Statewide Communities Dev. Auth. (INS)
4.50

2/01/2027
1,938

11,795
Statewide Communities Dev. Auth. (NBGA)
5.00

12/01/2027
11,296

5,115
Statewide Communities Dev. Auth.
5.00

5/15/2031
4,560

5,000
Statewide Communities Dev. Auth.
5.50

7/01/2031
5,071

17,500
Statewide Communities Dev. Auth.
5.25

8/01/2031
17,058

3,370
Statewide Communities Dev. Auth.
5.00

5/15/2032
2,980

8,000
Statewide Communities Dev. Auth.
5.50

11/01/2032
7,999

13,400
Statewide Communities Dev. Auth.
4.75

4/01/2033
12,008

5,000
Statewide Communities Dev. Auth. (INS)
4.60

2/01/2037
4,019

13,000
Statewide Communities Dev. Auth. (NBGA)
5.00

12/01/2037
11,603

9,000
Statewide Communities Dev. Auth.
5.00

5/15/2038
7,693

3,500
Statewide Communities Dev. Auth. (NBGA)
5.75

8/15/2038
3,437

2,500
Statewide Communities Dev. Auth.
5.00

11/15/2038
2,313

19,080
Suisun City Public Financing Auth.
5.37
(a)
10/01/2033
3,905

7,190
Tuolumne Wind Project Auth.
5.63

1/01/2029
7,712

1,500
Val Verde USD (INS)
5.13

3/01/2036
1,442

13,642
Vallejo Sanitation and Flood Control District (INS)
5.00

7/01/2019
13,817

                                                                                              Portfolio of Investments | 4

Principal Amount (000)
Security
Coupon Rate
Final Maturity
Market Value (000)

 $
7,000
Vista (INS)
5.00
%
5/01/2037
$
6,592

7,085
Washington Township Health Care District
5.13

7/01/2023
6,737

1,250
Washington Township Health Care District
6.00

7/01/2029
1,275

6,080
Washington Township Health Care District
5.00

7/01/2037
5,208

960
Watsonville (ETM)
6.20

7/01/2012
1,036

644,560

Total Fixed-Rate Instruments (cost: $688,958)
644,560

VARIABLE-RATE DEMAND NOTES (0.2%)

Puerto Rico (0.2%)

1,250
Highway & Transportation Auth. (LIQ)(LOC - Dexia Credit Local) (c)(cost: $1,250)
0.40

7/01/2030
1,250

Total Investments (cost: $690,208)
$
645,810

 ($ in 000s)
VALUATION HIERARCHY

(LEVEL 1) Quoted Prices in Active Markets for Identical Assets
(LEVEL 2) Other Significant Observable Inputs
(LEVEL 3) Significant Unobservable Inputs
Total

FIXED-RATE INSTRUMENTS
$
—
$
644,560
$
—
$
644,560

VARIABLE-RATE DEMAND NOTES
—
1,250
—
1,250

 Total
$
—
$
645,810
$
—
$
645,810

5 | USAA California Bond Fund

NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),
an affiliate of the Fund, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

                                                                                     Notes to Portfolio of Investments | 6

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. Subsequent events – Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 22, 2010, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

E. As of December 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2009, were $9,288,000 and $53,686,000, respectively, resulting in net unrealized depreciation of $44,398,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $652,677,000 at December 31, 2009, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

7 | USAA California Bond Fund

SPECIFIC NOTES

 (a)
Zero-coupon security. Rate represents the effective yield at the date of purchase.

 (b)

Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security’s description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

 (c)

Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

                                                                                     Notes to Portfolio of Investments | 8
                                                                                                                                                                                                                                                                 Notes to Portfolio of Investments  |  8

 ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    2/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    2/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    2/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.